Schedule I Summary of Investments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	$ 22,951
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	24,965
Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	14,183
Summary of Investments, Other than Investments in Related Parties, Fair Value	16,201
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	16,201
US Government and Government Agencies and Authorities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	341
Summary of Investments, Other than Investments in Related Parties, Fair Value	374
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	374
US States and Political Subdivisions Debt Securities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	184
Summary of Investments, Other than Investments in Related Parties, Fair Value	205
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	205
Foreign Government Debt [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	3,880
Summary of Investments, Other than Investments in Related Parties, Fair Value	5,289
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,289
Public Utility, Bonds [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,116
Summary of Investments, Other than Investments in Related Parties, Fair Value	1,255
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,255
Asset-backed Securities [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	2,845
Summary of Investments, Other than Investments in Related Parties, Fair Value	2,872
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	2,872
All Other Corporate Bonds [Member] | Fixed Maturities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	5,817
Summary of Investments, Other than Investments in Related Parties, Fair Value	6,206
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	6,206
Equity Securities [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	35
Summary of Investments, Other than Investments in Related Parties, Fair Value	36
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	36
Nonredeemable Preferred Stock [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	83
Summary of Investments, Other than Investments in Related Parties, Fair Value	78
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	78
Mortgage Loans on Real Estate [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	992
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	992
Policy Loans [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	1,260
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	1,260
Funds Withheld At Interest [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	5,410
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	5,410
Short-term Investments [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	89
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	89
Other Invested Assets [Member]
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Summary of Investments, Other than Investments in Related Parties, Cost	899
Summary of Investments, Other than Investments in Related Parties, Carrying Amount	$ 899